Expense by Nature - Summary of Sales and Marketing Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales and marketing expense
Borrower acquisition expenses	¥ 10,119,525	¥ 11,506,402	¥ 8,714,516
General sales and marketing expenses	7,196,563	5,487,267	5,327,741
Investor acquisition and retention expenses	676,984	819,888	888,839
Sales and marketing expenses	¥ 17,993,072	¥ 17,813,557	¥ 14,931,096